INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The provision for income taxes attributable to continuing operations for the years ended December 31, 2016 and 2015 are presented below:

	Year Ended December 31,
(Amounts in 000's)	2016	2015
Current Tax Expense:
Federal	$—	$8
	$—	$8
Deferred Tax Expense:
Federal	$(163)	$102
	$(163)	$102
Total income tax expense	$(163)	$110

The income tax expense applicable to continuing and discontinued operations is presented below:

	Year Ended December 31,
(Amounts in 000's)	2016	2015
Income tax expense on continuing operations	$(163)	$110
Income tax (benefit) expense on discontinued operations	—	251
Total income tax (benefit) expense	$(163)	$361

At December 31, 2016 and 2015, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000's)	2016	2015
Net deferred tax asset (liability):
Allowance for doubtful accounts	$4,475	$5,839
Accrued expenses	3,374	1,047
Net operating loss carry forwards	21,624	21,521
Property, equipment & intangibles	(4,004)	(4,526)
Stock based compensation	268	125
Convertible debt adjustments	261	206
Total deferred tax assets	25,998	24,212
Valuation allowance	(26,224)	(24,601)
Net deferred tax liability	$(226)	$(389)

In accordance with ASU No. 2015-17, the Company has prospectively adopted the early application of ASU No. 2015-17, thereby classifying all deferred taxes as noncurrent assets and noncurrent liabilities as of December 31, 2015. The reason for the change is to simplify the reporting of all deferred tax assets and liabilities on the balance sheet.

The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2016	2015
Federal income tax at statutory rate	34.0%	34.0%
State and local taxes	(0.4)%	2.4%
Consolidated VIE LLC	—%	1.0%
Nondeductible expenses	(20.6)%	(7.3)%
Other	(0.1)%	(2.6)%
Change in valuation allowance	(11.7)%	(28.8)%
Effective tax rate	1.2%	(1.3)%

As of December 31, 2016, the Company had consolidated federal net operating loss ("NOL") carry forwards of $65.1 million. These NOLs begin to expire in 2018 through 2036 and currently are offset by a full valuation allowance. As of December 31, 2016, the Company had consolidated state NOL carry forwards of $44.5 million. These NOLs begin to expire in 2017 through 2036 and currently are offset by a full valuation allowance.
Given the Company's historical net operating losses, a full valuation allowance has been established on the Company's net deferred tax assets. The Company has generated additional deferred tax liabilities related to its tax amortization of certain acquired indefinite lived intangible assets because these assets are not amortized for book purposes. The tax amortization in current and future years gives rise to a deferred tax liability which will only reverse at the time of ultimate sale or book impairment. Due to the uncertain timing of this reversal, the temporary differences associated with indefinite lived intangibles cannot be considered a source of future taxable income for purposes of determining a valuation allowance. As such, the deferred tax liability cannot be used to support an equal amount of the deferred tax asset related to the NOL carry forward. This resulted in recognizing deferred federal and state tax expense of $0.2 million and $0.1 million for the years ended December 31, 2016 and 2015, respectively, and a deferred tax liability of $0.2 million and $0.4 million for the years ended December 31, 2016 and 2015, respectively.
In early 2014, the IRS initiated an examination of the Company's income tax return for the 2011 income tax year. On May 7, 2014, the IRS completed and closed the examination and no changes were required to the Company's 2011 income tax return.
In October 2014, the GDOR initiated an examination of the Company's Georgia income tax returns and net worth returns for the 2010, 2011, 2012, and 2013 income tax years, which was closed during 2016, with no adjustments required to the filed tax returns. The Company is not currently under examination by any other major income tax jurisdiction.